Customer and Supplier Concentration	12 Months Ended
Jun. 30, 2025
Customer and Supplier Concentration [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 21 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchase.

The Company’s sales are made to customers that are located primarily in China. For the years ended June 30, 2025, 2024 and 2023, no individual customer or supplier accounted for more than 10% of the Company’s total revenues or purchase. As of June 30, 2025, receivable balances from three customers accounted for 20.1%, 19.1% and 16.3% of the total outstanding accounts receivable balance, respectively. As of June 30, 2024, no individual customer accounted for more than 10% of the total outstanding accounts receivable balance. As of June 30, 2025 and 2024, no individual supplier accounted for more than 10% of the total outstanding accounts payable balance.